Note 5 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
5
– COMMITMENTS AND CONTINGENCIES

Legal Costs and Contingencies
In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable.